Other operating income, net	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Other Operating Income, Net	Other operating income, net

	2020	2019	2018

Other operating income	377,480	208,245	20,682
Revenue from incentives from Tesouro Direto, B3 and others	352,879	101,615	9,931
Interest received on tax	5,521	31,782	—
Recovery of charges and expenses	1,798	53,453	6,873
Reversal of operating provisions	1,366	9,767	2,641
Other	15,916	11,628	1,237

Other operating expenses	(206,427)	(54,888)	(51,971)
Legal, administrative proceedings and agreement with customers	(45,277)	(9,499)	(16,385)
Losses on write-off and disposal of assets	(52,102)	(10,265)	(11,064)
Tax incentive expenses	(8,136)	(7,060)	(2,015)
Fines and penalties	(16,995)	(1,191)	(7,446)
Associations and regulatory fees	(13,524)	(4,216)	(3,059)
Charity	(41,654)	(6,751)	(5,938)
Other	(28,739)	(15,906)	(6,064)

Total	171,053	153,357	(31,289)